Investment Risks	12 Months Ended
Nov. 29, 2025
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund
Loss of some or all of the money you invest is a risk of investing in the Fund.
The primary risks of investing in the Fund are:

  Stock Market Risk - the value of an investment may fluctuate widely and could decline, sometimes rapidly and unpredictably.
  Operational and Cybersecurity Risk - Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting the companies and other issuers in which the Fund invests may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large, which could negatively impact the value of one or more of the Fund’s investments.
  Market Risk - Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and geopolitical events, such as political or economic dysfunction within nations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or other public health crises. Policy changes by the U.S. government and/or the Fed and political events within the United States and other countries may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Downgrades affecting other countries also could have similar impacts. In addition, high public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.
  Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments.
  Industry and Security Risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of, among other things, changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
  Management Risk - risks that the Advisor´s assessment of a company´s growth prospects may not be accurate.
  Interest Rate Risk – as rates rise, the price of a fixed rate bond generally will fall.
  Credit Risk – a bond’s issuer may be unable to make timely payments of interest and capital.
  Foreign Investment Risk – adverse effects from political instability, currency exchange rates, economic conditions or regulatory and accounting standards outside the United States.
  Liquidity Risk - a given security or asset may not be readily marketable. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Fund's desired level of exposure.
  Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure.
  Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.
  Equity Risk – stock and equity values fluctuate in response to a company’s financial condition and other factors, including general market conditions, and could decline. The level of volatility could be high.
  Repurchase Agreement Risk – a seller may default or a security declines in value.
  Depositary Receipts Risk – generally these are subject to the same risks as Foreign Investment Risks.
  Convertible Securities – convertible securities have the risk of loss of principal at maturity.
  Large Cap Company Risk – slower response to competitors and technology and consumer tastes, and slower growth rates during periods of economic expansion.
  Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.
  Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its advisor’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.
  Technology Securities Risk - Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Investments in technology companies generally can be volatile and fluctuate widely, sometimes rapidly and unpredictably.
  Political Risk - Political risk is the risk an investment's returns could suffer as a result of political changes or instability in a country. Instability affecting investment returns could stem from a change in government, legislative bodies, other foreign policymakers or military control.